PRESIDENT'S MESSAGE


                                                               December 1995
Dear Shareholder:

    We are pleased to present you with the first Republic Fixed Income Fund annual report for the period January 9, 1995 (commencement of operations) through October 31, 1995. In this report, we have provided you with a letter from the Investment Manager, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the period January 9, 1995 through October 31, 1995 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge

                                      Philip W. Coolidge
                                      President

REPUBLIC FIXED INCOME FUND
ANNUAL REPORT -- OCTOBER 31, 1995

TABLE OF CONTENTS
                                                              PAGE
                                                              ----

President's Message ......................................      1
Letter to Shareholders from Investment Manager ...........      3
Performance Graph ........................................      4

REPUBLIC FIXED INCOME FUND
Statement of Assets and Liabilities ......................      5
Statement of Operations ..................................      6
Statement of Changes in Net Assets .......................      7
Financial Highlights .....................................      8
Notes to Financial Statements ............................      9
Independent Auditors' Report .............................     11

REPUBLIC FIXED INCOME PORTFOLIO
Schedule of Investments ..................................     12
Statement of Assets and Liabilities ......................     17
Statement of Operations ..................................     18
Statement of Changes in Net Assets .......................     19
Financial Highlights .....................................     19
Notes to Financial Statements ............................     20
Independent Auditors' Report .............................     23

LETTER TO SHAREHOLDERS FROM INVESTMENT MANAGER
                                                               December 1995
DEAR SHAREHOLDER:

    We are pleased to present the annual report for the Republic Fixed Income Fund (the "Fund") for the period ending October 31, 1995. The Fund seeks to realize above-average total returns over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed-income securities. Since its inception on January 9, 1995, the Fund returned 14.37% compared to 13.77% for the Lipper General Bond Fund Index.

    Bond markets around the world posted strong gains over the last year as impressive earnings from many leading companies and shifting sentiments regarding the strength of economic activity provided solid underpinnings to the markets. Recently released economic data continues to reinforce that the Federal Reserve may have achieved the desired "soft landing" scenario in the U.S. -- moderate and sustainable growth with low and controlled inflation. Overall, a slow growth and low inflation environment is also developing in key global economies. The Federal Reserve reversed course in July when it lowered the Fed Funds rate by one-quarter of a percentage point in an effort to head off a recession. However, the resilience of the U.S. economy during the summer discouraged the Fed from taking additional steps at subsequent policy meetings. Some investors still expect the Fed to reduce interest rates one more time this cycle due to the economy's improved inflation outlook.

    As of October 31, the Republic Fixed Income Portfolio (the "Portfolio"), in which the Fund invests all of its assets, was broadly diversified in 97 issues. The average duration, a measure of the Fund's sensitivity to interest rates, was slightly longer than the Portfolio's benchmark at 4.7 years. Some adjustment in the Portfolio structure were implemented in recent months, the most significant of these was the restructuring of the Portfolio from a neutral yield curve allocation to a barbell curve to take advantage of the relative attractiveness of the short-term and long-term maturity ends of the market. These shifts added significantly to the Portfolio's recent performance.

    The Republic Fixed Income Fund will continue to strive to make the appropriate adjustments as market conditions change, which should help the Fund to continue to provide attractive returns for investors in this fixed income market.


                                      Sincerely,


                                      Republic National Bank of New York

                     COMPARISON OF $10,000 INVESTMENT IN THE
                         REPUBLIC FIXED INCOME FUND AND
                          THE SALOMON BROAD BOND INDEX
       AVERAGE ANNUAL
       TOTAL RETURN
       --------------
       Fiscal Year   Inception
       to Date      to 10/31/95
       10/31/95    (Annualized)
       ------------------------
       14.37%          18.08%
      ------------------------

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from January, 1995 to October, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Salomon Broad Bond Index for the same time period. The graph points are as follows:

Year                        Fund                     Salomon
 1/31/95                   $10,000                   $10,000
 2/28/95                    10,217                    10,230
 3/31/95                    10,272                    10,290
 4/30/95                    10,409                    10,430
 5/31/95                    10,809                    10,850
 6/30/95                    10,884                    10,920
 7/31/95                    10,859                    10,900
 8/31/95                    11,035                    11,030
 9/30/95                    11,159                    11,130
10/31/95                    11,303                    11,280

Past performance is not predictive of future performance

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC FIXED INCOME FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

Performance data quoted herein represents past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and capital gains and reflect the reimbursement of certain Fund expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investment in Republic Fixed Income Portfolio
   ("Portfolio"), at value (Note 1) ..........................    $26,119,355
Prepaid insurance ............................................          2,696
Other assets .................................................          1,879
Deferred organization expenses (Note 2) ......................         47,990
                                                                  -----------
      Total Assets ...........................................     26,171,920
                                                                  -----------

LIABILITIES:
Distributions payable from net investment income .............         11,829
Administration fee payable (Note 3) ..........................            492
Other accrued expenses .......................................         31,592
                                                                  -----------
      Total Liabilities ......................................         43,913
                                                                  -----------

NET ASSETS:
Applicable to 2,384,633 shares of beneficial interest
  outstanding (par value $0.00001, unlimited number of
  authorized shares) .........................................    $26,128,007
                                                                  ===========

REPRESENTED BY:
Paid-in capital ..............................................    $24,793,937
Undistributed net investment income ..........................         37,525
Accumulated net realized gain from Portfolio .................        957,812
Net unrealized appreciation from Portfolio ...................        338,733
                                                                  -----------
      Net Assets .............................................    $26,128,007
                                                                  ===========

Net Asset Value, Offering and Redemption Price Per Share .....      $10.96
                                                                    ======

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME FUND
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

NET INVESTMENT INCOME FROM PORTFOLIO (NOTE 2):
Interest income .................................................  $  877,165
Allocated expenses ..............................................     (65,004)
                                                                   ----------
    Net investment income from Portfolio ........................     812,161

EXPENSES (NOTE 3):
  Administration fees ...............................  $  20,274
  Registration fees .................................     10,541
  Transfer agent fees ...............................     31,247
  Fund accounting fees ..............................      9,732
  Trustees' fees and expenses .......................      6,138
  Audit .............................................      8,000
  Legal .............................................      1,069
  Insurance .........................................      2,376
  Reports to shareholders ...........................      8,602
  Miscellaneous .....................................        103
  Amortization of organization expenses (Note 2) ....      9,290
                                                       ---------
    Total expenses ..................................    107,372
    Less: reimbursement of expenses .................    (39,736)
    Less: waiver of expenses ........................    (10,987)
                                                       ---------
    Net expenses ................................................      56,649
                                                                   ----------
NET INVESTMENT INCOME ...........................................     755,512
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized gain on:
    Investments .................................................     957,812
    Foreign currency transactions ...............................      37,525
Net unrealized appreciation from Portfolio ......................     338,733
                                                                   ----------
Net realized and unrealized gain from Portfolio .................   1,334,070
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $2,089,582
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
 1995.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE PERIOD
                                                      JANUARY 9, 1995
                                                       (COMMENCEMENT
                                                     OF OPERATIONS) TO
                                                      OCTOBER 31, 1995
                                                     -----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ................................  $   755,512
Net realized gain from Portfolio .....................      995,337
Net unrealized appreciation from Portfolio ...........      338,733
                                                        -----------
    Net increase in net assets resulting from
      operations .....................................    2,089,582
                                                        -----------
DIVIDENDS TO SHAREHOLDERS:
Dividends paid to shareholders from net investment
  income .............................................     (755,512)
                                                        -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares ........................   24,295,445
Net asset value of shares issued to shareholders from
  reinvestment of dividends ..........................      743,683
Cost of shares of redeemed ...........................     (245,291)
                                                        -----------
    Net increase in net assets resulting from capital
      share transactions .............................   24,793,837
                                                        -----------
TOTAL INCREASE IN NET ASSETS .........................   26,127,907
NET ASSETS:

    Beginning of period ..............................          100
                                                        -----------
    End of period (including undistributed net
      investment income of $37,524) ..................  $26,128,007
                                                        ===========
ANALYSIS OF FUND SHARE TRANSACTIONS:
Shares sold ..........................................    2,338,505
Shares issued in reinvestment of dividends ...........       69,311
Shares redeemed ......................................      (23,183)
                                                        -----------
    Net increase in shares outstanding ...............    2,384,633
                                                        ===========

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
                                                                FOR THE PERIOD
                                                               JANUARY 9, 1995
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               OCTOBER 31, 1995
                                                              -----------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net asset value, beginning of period .......................         $10.00
                                                                     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................................           0.46
  Net realized and unrealized gain from Portfolio ..........           0.96
                                                                     ------
  Total increase from investment operations ................           1.42
                                                                     ------

LESS DIVIDENDS:
  Dividends from net investment income .....................          (0.46)
                                                                     ------
  Net asset value, end of period ...........................         $10.96
                                                                     ======

TOTAL RETURN ...............................................         14.37%(a)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .....................        $26,128
  Ratio of expenses to average net assets (b) ..............          0.91%(c)
  Ratio of net investment income to average net assets (b) .          5.63%(c)
------------------------------------------------------------------------------
(a) Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period January 9, 1995 (commencement of operations) to October 31, 1995 would have been 1.72% and 4.82%, respectively.
(c) Annualized.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic Fixed Income Fund (the "Fund") is a diversified separate series of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. On October 6, 1994, the Fund was initiated with a sale of ten shares for $100 to Signature Financial Group, Inc. The Fund commenced operations on January 9, 1995. The financial statements for the other five portfolios are presented separately. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund's objective is to seek to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed income securities, mortgage-backed securities of domestic issuers and other fixed-income securities.

        The Fund invests all of its investable assets in Republic Fixed Income Portfolio (the "Portfolio") which has the same objective as the Fund. The Portfolio is a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest (87% at October 31, 1995) in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        Republic National Bank of New York ("Republic" or the "Manager") acts as Investment Manager to the Portfolio, Miller Anderson & Sherrerd acts as Sub-Adviser ("Sub-Adviser") to the Portfolio and Signature Broker-Dealer Services, Inc. ("Signature") acts as Administrator of the Trust and the Portfolio and, Distributor and Sponsor ("Sponsor") of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

        (A) Investment Valuation: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

        (B) Investment Income: All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio each day.

        (C) Dividends and Distributions: Dividends substantially equal to all of the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record.

        The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to realized gains on foreign currency transactions. During the period ended October 31, 1995, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences increased undistributed net investment income and decreased accumulated net realized gain by $37,525.

        (D) Expenses: Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

        (E) Deferred Organization Expenses: The Fund incurred organization expenses in the amount of $57,280. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

        (F) Federal Income Taxes: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to its shareholders.

3.  TRANSACTIONS WITH AFFILIATES.

        (A) Administration: Pursuant to an Administrative Services Agreement, Signature provides the Fund with general office facilities, and supervises the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. For its services to the Fund, Signature receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $100 million. Signature receives no compensation from the Fund with respect to the Fund's assets over $100 million. The administrative services fees of the Fund are subject to an annual minimum fee of $25,000. For the period from January 9, 1995 to October 31, 1995, Signature's fee for these services aggregated $20,274, of which $6,672 was waived.

        (B) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Fund. For its services to the Fund, SFSI receives from the Fund fees payable monthly equal on an annual basis to $12,000. For the period January 9, 1995 to October 31, 1995, SFSI's fee for these services aggregated $9,732, of which $4,315 was waived.

        (C) Reimbursement and Waiver of Expenses: The Manager and Sponsor have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses during the period January 9, 1995 through October 31, 1995. For the period ended October 31, 1995, expenses of the Fund were voluntarily limited to no more than 0.91% of the average daily net assets on an annualized basis, accordingly, the Manager and Sponsor waived fees and reimbursed expenses aggregating $50,723.

        (D) Trustees' Fees: The fees and expenses of the Trustees amounted to $6,138, for the period January 9, 1995 to October 31, 1995.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio amounted to $24,301,644 and $316,791, respectively for the period.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders of Republic Fixed Income Fund and the Board of Trustees of Republic Funds:

     We have audited the accompanying statement of assets and liabilities of Republic Fixed Income Fund (the "Fund" one of the series comprising the Republic Funds, the "Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Fixed Income Fund, a portfolio of Republic Funds, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP

December 8, 1995
Boston, Massachusetts

REPUBLIC FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995

   PRINCIPAL                                           S&P/MOODY'S      VALUE
    AMOUNT        SECURITY DESCRIPTION                   RATING        (NOTE 1)
   ---------      --------------------                 -----------     --------
               CORPORATE OBLIGATIONS -- 19.1%
               BANKING -- 2.2%
   $  100,000  FNBC 93A, 8.08%, due 1/15/18 .....        A+/A-1    $   106,827
      175,000  Marshall & Ilsley, 5.9375%, due
                 5/26/97 ........................       A+/Aa-3        175,335
      200,000  Nomura, 7.10%, due 8/13/07 .......        --/--         204,313
      175,000  Wells Fargo & Company, 5.8125%,
                 due 8/16/96 ....................        A-/A-2        175,246
                                                                   -----------
                                                                       661,721
                                                                   -----------
               BROADCASTING AND PUBLISHING -- 2.0%
      115,000  Comcast Corporation, 9.375%, due
                 5/15/05 ........................        B+/B-1        118,450
      175,000  News America Holdings, 10.125%,
                 due 10/15/12 ...................      BBB/Baa-3       205,570
      135,000  Paramount Communications, 8.25%,
                 due 8/1/22 .....................       BB+/Ba-2       134,394
      125,000  Time Warner Inc., 9.15%, due
                 2/1/23 .........................      BBB-/Ba-1       136,230
                                                                   -----------
                                                                       594,644
                                                                   -----------
               ENERGY -- 0.4%
      100,000  Mobil Energy, 8.665%, due 1/1/17 .      BBB-/Baa-3      105,591
                                                                   -----------
               FINANCE -- 3.5%
      125,000  Beverly Finance Corporation,
                 8.36%, due 7/15/04 .............        AA-/--        134,305
      100,000  Carousel Center Financial, 6.828%,
                 due 10/15/07 ...................        AA/--         100,063
      175,000  Dean Witter Discover, 5.9425%,
                 3/6/97 .........................        A/A-3         174,956
       90,000  Firemans Fund Mortgage Corporation,
                 8.875%, due 10/15/01 ...........        A-/A-3         97,288
       99,423  J.P. Morgan, 7.268%, due 7/25/10 .        AAA/--        102,002
       53,325  Mid-State Trust IV, 8.33%, due
                 4/1/30 .........................       AAA/Aaa         56,641
      250,000  Principal Mutual Insurance Company,
                 7.875%, due 3/1/24 .............       AA-/Aa-3       242,666
      150,000  Prudential Insurance, 8.30%, due
                 7/1/25 .........................        --/A-2        152,645
                                                                   -----------
                                                                     1,060,566
                                                                   -----------
               HEALTHCARE -- 0.8%
      175,000  Columbia/HCA Healthcare, 7.69%,
                 due 6/15/25 ....................       BBB+/A-3       182,636
       70,000  Tenet Healthcare Corporate Notes,
                 8.625%, due 12/1/03 ............       B+/Ba-2         71,575
                                                                   -----------
                                                                       254,211
                                                                   -----------
               INSURANCE -- 3.8%
      150,000  Conseco Incorporated, 8.125%, due
                 2/15/03 ........................       BB+/Ba-2       143,756
      250,000  Mass Mutual Surplus, 7.625%, due
                 11/15/23 (a) ...................       AA-/Aa-3       250,713
      250,000  Metropolitan Life, 7.45%, due
                 11/1/23(a)  ....................        AA/Aa-3       234,987
      250,000  Mutual Life Insurance Company New
                 York, 11.25%, 08/15/24 .........        --/BA-1       200,788
      250,000  New York Life, 7.50%, 12/15/23(a).        AA/Aa-2       243,141
       75,000  Reliance Group Holdings, 9.00%,
                 due 11/15/00 ...................       BB+/Ba-3        75,563
                                                                   -----------
                                                                     1,148,948
                                                                   -----------
               INDUSTRIAL -- 3.1%
       49,000  Blue Bell Funding, 11.85%, due
                 5/1/99 .........................       BB-/Ba-2        49,980
      150,000  Caterpillar Finance 5.8875%, due
                 6/20/97 ........................        A/A-2         149,865
      150,000  Excel Paralubes, 7.43%, due 11/1/15       A3/A-         150,440
      115,000  Fleming Companies Inc., 10.625%,
                 due 12/15/01 ...................       BB-/Ba-1       121,038
      175,000  RJR Nabisco (New), 8.75%, due
                 4/15/04 ........................      BBB-/Baa-3      178,307
      110,000  Rogers Cable Systems, 10.00%, due
                 3/15/05 ........................       BB+/Baa3       114,400
       68,227  Scotia Pacific Holdings, 7.95%,
                 due 7/20/15 ....................      BBB/Baa-2        68,301
      100,000  Owens-Illinois, Incorporated,
                 11.00%, 12/1/03 ................       BB/Ba-3        110,875
                                                                   -----------
                                                                       943,206
                                                                   -----------
               MISCELLANEOUS -- 0.3%
       75,000  PT Alatief Freeport, 9.75%, due
                 4/15/01 ........................      BBB-/Ba-2        82,125
                                                                   -----------
               REAL ESTATE -- 0.3%
      100,000  Lakewood Mall, 7.00%, due 8/13/10         AA/--         100,375
                                                                   -----------
               RETAIL -- 0.9%
      150,000  Federated Department Stores,
                 8.125%, due 10/15/02 ...........       BB-/Ba-1       147,375
      135,000  Southland Corporation, 5.00%, due
                 12/15/03 .......................       BB+/B-1        110,869
                                                                   -----------
                                                                       258,244
                                                                   -----------
               TECHNOLOGY -- 0.5%
      145,000  Digital Equipment, 8.625%, due
                 11/1/12 ........................       BB+/Ba-1       154,880
                                                                   -----------
               TELECOMMUNICATIONS -- 0.8%
       50,000  AT&T Corporation, 8.35%, due 1/15/25      AA/Aa-3        55,107
       50,000  Tele Communications Inc., 10.125%,
                 due 4/15/22 ....................      BBB-/Baa-3       60,751
      125,000  Tele Communications Inc., 9.25%,
                 due 1/15/23 ....................      BBB-/Baa-3      132,974
                                                                   -----------
                                                                       248,832
                                                                   -----------
               TRANSPORTATION -- 0.3%
       75,000  Delta Air Lines Inc., 10.06%, due
                 1/2/16 .........................      BB+/Baa-2        86,269
                                                                   -----------
               UTILITIES -- 0.2%
       45,000  Long Island Lighting, 8.90%, due
                 7/15/19 ........................       BB+/Ba-1        44,910
                                                                   -----------
               TOTAL CORPORATE OBLIGATIONS .....................     5,744,522
                                                                   -----------

               CORPORATE ASSET-BACKED OBLIGATIONS -- 6.1%
      100,000  Aircraft Lease Portfolio
                 Securitizations, 1994-1 A4,
                 7.80%, due 9/15/04 .............        AA/Aa2        103,563
       99,493  Aircraft Lease Portfolio
                 Securitizations, 1994-1 C,
                 9.35%, due 9/15/04 .............      BBB/Baa-2       103,472
      150,000  American Southwest Financial,
                 7.40%, due 11/17/04 ............        --/--         153,234
      126,915  American Southwest Financial,
                 7.30%, due 1/18/09 .............        --/--         128,779
      174,608  Asset Securitization Corporation,
                 7.59%, due 7/1/20 ..............        --/--         183,011
      146,962  Countrywide Mortgage Backed
                 Security, 6.50%, due 1/25/24 ...       AAA/AA-1       137,915
      146,789  First Boston Mortgage Security
                 Corporation, 7.30%, due 7/25/23         --/--         141,513
       24,962  Jet Equipment Trust, 10.91%, due
                 6/15/06 (a) ....................      BB+/Baa-1        28,192
       75,000  Jet Equipment Trust, 10.00%, due
                 6/15/12 ........................        A/A-2          86,753
      100,000  Jet Equipment Trust, 9.71%, due
                 8/15/13 ........................      BBB/Baa-1       105,297
      150,000  MCFI, 7.60%, due 5/25/27 .........        AAA/--        156,539
      100,000  Residential Funding Mortgage,
                 6.97%, due 8/28/23 .............        AAA/--         94,531
      147,000  Residential Funding Mortgage
                 Security, 6.50%, due 11/25/23 ..        AAA/--        138,031
      124,839  Residential Funding Mortgage
                 Security, 7.50%, due 9/15/25 ...        AAA/--        125,775
      175,000  Residential Funding Mortgage
                 Security, 7.50%, due 10/15/25 ..        AAA/--        176,367
                                                                   -----------
               TOTAL CORPORATE ASSET-BACKED OBLIGATIONS ........     1,862,972
                                                                   -----------

               CORPORATE MORTGAGE-BACKED OBLIGATIONS -- 1.6%
      124,554  CMSI, 7.50%, due 4/25/25 .........        --/--         123,826
      144,209  FBS Mortgage Corporation, 8.625%,
                 due 7/25/23 ....................        AAA/--        147,540
      200,000  GECMS, 7.50%, due 11/25/25 .......        AAA/--        201,625
                                                                   -----------
               TOTAL CORPORATE MORTGAGE-BACKED OBLIGATIONS .....      472,991
                                                                   -----------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.9%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.3%
      138,416  10.50%, due 12/1/16 ..............       AAA/Aaa        152,569
      152,418  10.00%, due 5/1/22 ...............       AAA/Aaa        167,240
    2,500,000  7.00%, due 8/15/23 (b) ...........       AAA/Aaa      2,478,125
      500,000  7.00%, due 11/15/24 (b) ..........       AAA/Aaa        495,625
      975,000  7.50%, due 11/15/25 (b) ..........       AAA/Aaa        985,055
                                                                   -----------
                                                                     4,278,614
                                                                   -----------

               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.5%
      151,953  11.00%, due 9/1/16 ...............       AAA/Aaa        167,813
      123,507  10.50%, due 11/1/18 ..............       AAA/Aaa        135,009
      275,000  7.50%, due 8/15/24 ...............       AAA/Aaa        278,094
    1,350,000  7.50%, due 11/15/25 (b) ..........       AAA/Aaa      1,365,188
                                                                   -----------
                                                                     1,946,104
                                                                   -----------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 20.1%
       56,744  13.50%, due 9/15/14 ..............       AAA/Aaa         66,514
       28,578  13.50%, due 11/15/14 .............       AAA/Aaa         33,498
       56,645  11.50%, due 2/15/16 ..............       AAA/Aaa         64,380
       74,222  6.50%, due 1/20/22 ...............       AAA/Aaa         73,867
      296,140  5.50%, due 12/20/23 ..............       AAA/Aaa        297,413
      752,834  6.00% Adjustable Rate, 4/20/24 ...       AAA/Aaa        752,969
      617,061  6.00% Adjustable Rate, due 5/20/24       AAA/Aaa        617,171
      128,691  6.00%, due 6/20/24 ...............       AAA/Aaa        128,158
       93,110  6.50%, due 7/20/24 ...............       AAA/Aaa         94,041
      250,000  5.50%, due 8/15/24 ...............       AAA/Aaa        248,125
      400,000  7.50%, due 8/15/24 ...............       AAA/Aaa        405,250
      292,004  6.00%, due 10/20/24 ..............       AAA/Aaa        292,056
      193,133  6.50% Adjustable Rate, due 12/20/24      AAA/Aaa        195,065
    2,500,000  7.00%, due 12/15/25 ..............       AAA/Aaa      2,479,059
      295,436  6.50% Adjustable Rate, due 1/20/29       AAA/Aaa        298,570
                                                                   -----------
                                                                     6,046,136
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    12,270,854
                                                                   -----------

               YANKEE BONDS -- 0.1%
       35,000  Hydro Quebec, 9.40%, due 2/1/21 ..       AA-/A-2         42,522
                                                                   -----------

               FOREIGN GOVERNMENT OBLIGATIONS -- 14.4%
CAD   925,000  Canadian Government Note, 8.50%,
                 due 4/1/02 .....................       AA+/Aa1        731,243
DKR 1,800,000  Denmark Kingdom, 9.00%, due 11/15/00     AAA/Aaa        356,576
FFR 1,650,000  French OAT, 8.50%, due 11/25/02 ..       AAA/Aaa        366,565
FFR 2,400,000  French OAT, 8.50%, due 4/25/23 ...       AAA/Aaa        523,560
FFR 1,600,000  French OAT, 9.50%, due 1/25/01 ...       AAA/Aaa        368,129
USD   250,000  Mexican Par Bond Series A, 6.25%,
                 due 12/31/19 ...................        BB/Ba3        146,563
USD   400,000  Republic of Argentina, 5.00%, due
                 3/31/23 ........................        BB/B2         190,500
DEM 1,750,000  Treuhandanstalt, 7.125%, due 1/29/03     AAA/Aaa      1,304,566
DEM   250,000  Treuhandanstalt, 7.75%, due 10/1/02      AAA/Aaa        193,002
GBP    95,000  United Kingdom, 9.125%, due 2/21/01      AAA/Aaa        133,701
                                                                   -----------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS ............     4,314,405
                                                                   -----------

               SHORT-TERM OBLIGATIONS -- 45.2%
               U.S TREASURY BILLS -- 26.3%
  $ 7,900,000  5.17%, due 11/16/95 .............................     7,881,848
                                                                   -----------

               REPURCHASE AGREEMENTS -- 18.9%
    5,677,108  Salomon Brothers, 5.35%, dated 10/31/95, due
                 11/01/95, proceeds $5,677,952 (collateralized
                 by U.S. Treasury Securities with rates from
                 6.50% to 7.50%, due from 4/18/96 to 11/19/97,
                 value $5,827,593) ............................      5,677,108
                                                                   -----------
                                                                    13,558,956
                                                                   -----------
TOTAL INVESTMENTS -- 127.4%
  (Identified Cost $37,854,514) ................................    38,267,222
OTHER ASSETS LESS LIABILITIES -- (27.4%) .......................    (8,244,695)
                                                                   -----------
TOTAL NET ASSETS -- 100.0% .....................................   $30,022,527
                                                                   ===========
----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security purchased on a delayed delivery basis.

Note: CAD = Canadian Dollar   DEM = German Mark   DKR = Danish Krona
      GBP = Great Britian Pound   FFR = French Franc   USD = United States
      Dollar

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1995

ASSETS:
Investment at value (cost $32,177,406) ..........................  $32,590,114
Repurchase agreements (cost $5,677,108) .........................    5,677,108
Foreign currency contracts at value (cost $21,558) ..............       21,385
Cash ............................................................      187,820
Interest receivable .............................................      330,058
Receivable for investments sold .................................    1,257,789
Receivable from affiliate (Note 2) ..............................       41,753
Prepaid insurance ...............................................        2,695
Unamortized organization expenses ...............................       56,965
                                                                   -----------
      Total assets ..............................................   40,165,687
                                                                   -----------

LIABILITIES:
Payable for investments purchased ...............................    1,991,957
Payable for when-issued investments purchased ...................    8,062,152
Sub-advisory fee payable (Note 2) ...............................        8,396
Administration fee payable (Note 2) .............................        1,119
Net unrealized depreciation on forward currency contracts .......       58,728
Accrued expenses and other liabilities ..........................       20,808
                                                                   -----------
      Total liabilities .........................................   10,143,160
                                                                   -----------

NET ASSETS:
Applicable to investors' beneficial interest ....................  $30,022,527
                                                                   ===========

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

NET INVESTMENT INCOME (NOTE 1):
Interest income .................................................  $  935,978

EXPENSES (NOTE 2):
  Sub-advisery fees .................................  $  53,963
  Administration fees ...............................      7,195
  Custody fees ......................................     12,184
  Fund accounting fees ..............................     32,438
  Audit fees ........................................     15,000
  Legal fees ........................................      1,234
  Trustees' fees and expenses .......................      6,648
  Insurance expense .................................      2,376
  Amortization of organization expenses .............     11,028
  Reports to shareholders ...........................      1,092
  Other expenses ....................................        348
                                                       ---------
    Total expenses ..................................    143,506
    Less: waiver of expenses ........................    (10,115)
    Less: reimbursement of expenses .................    (67,177)
                                                       ---------
    Net expenses ................................................      66,214
                                                                   ----------
NET INVESTMENT INCOME ...........................................     869,764
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on:
    Investments .................................................   1,015,322
    Foreign currency transactions ...............................      40,903
Net unrealized appreciation of investments ......................     412,708
Net unrealized depreciation of foreign currency contracts and         (63,634)
    translations ...............................................
                                                                   ----------
Net realized and unrealized gain on investments and foreign
    currency transactions ......................................    1,405,299
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $2,275,063
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
1995.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31, 1995
                                                           -------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................      $   869,764
Net realized gain from investment and foreign currency
transactions ............................................        1,056,225
Net unrealized appreciation of investments and foreign
currency translations ...................................          349,074
                                                               -----------
Net increase in net assets resulting from operations ....        2,275,063
                                                               -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Additions ...............................................       28,059,930
Reductions ..............................................         (362,566)
                                                               -----------
Net increase in net assets from transactions in
investors' beneficial interest ..........................       27,697,364
                                                               -----------

NET INCREASE IN NET ASSETS ..............................       29,972,427

NET ASSETS:
Beginning of period .....................................           50,100
                                                               -----------
End of period ...........................................      $30,022,527
                                                               ===========
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31, 1995
                                                           -------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in thousands) ..............         $30,023
Ratios:
Expenses to average net assets (a) ......................           0.46%(b)
Net investment income to average net assets (a) .........           6.04%(b)
Portfolio turnover ......................................            100%(c)

(a) The Portfolio expenses reflect reimbursements and waivers by Republic and Signature Financial Services, Inc. If this agreement to reimburse the Portfolio had not been in place for the period ended October 31, 1995, the annualized ratios of expenses and net investment income to average net assets would have been 1.00% and 5.51%, respectively.
(b) Annualized.
(c) Not annualized.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Fixed Income Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios, which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio was initially capitalized with an investment of $50,000 from Republic Fixed Income Fund Ltd., a Cayman Islands exempted company, and $100 from Republic Fixed Income Fund. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The following is a summary of the significant accounting policies of the Portfolio:

        (A) Investment Security Valuations: The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange is open for trading. Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio.

        Bonds and other fixed income securities listed on a foreign exchange are valued at the last quoted sales price available before the time when assets are valued.

        (B) Foreign Currency Translation: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        (C) Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.


    SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS AT OCTOBER 31, 1995
    -----------------------------------------------------------------------------------------------------
                                                                         U.S. DOLLAR     NET UNREALIZED
                                          EXPIRATION                       VALUE AT       APPRECIATION/
  SALE CONTRACTS                             DATE          PROCEEDS        10/31/95      (DEPRECIATION)
  --------------                          ----------       --------        --------      --------------
  Canadian Dollar                        12/14/95           $  704,618      $  715,459          ($10,841)
  Danish Krone                           01/11/96              188,440         190,347            (1,907)
  European Currency Unit                 01/11/96              142,043         143,058            (1,015)
  French Franc                           12/05/95              217,194         219,852            (2,658)
  French Franc                           12/12/95            1,031,645       1,072,577           (40,932)
  French Franc                           01/12/96               11,954          12,264              (310)
  German Mark                            11/06/95              667,252         667,305               (53)
  German Mark                            01/19/96              209,845         210,208              (363)
  German Mark                            01/24/96              868,905         869,554              (649)
                                                                                                ---------
               Net unrealized depreciation on forward foreign currency contracts .............  ($58,728)
                                                                                                ========

        (D) When-Issued Security Transactions: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in a delayed delivery transaction. The custodian identifies these securities as segregated assets in its records with a value at least equal to the amount of the purchase commitment.

        (E) Income: Securities transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Realized gains and losses are determined on the basis of specific identification.

        (F) Expenses: Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

        (G) Taxes: There is, at present, no direct taxation in the Cayman Islands, and therefore, interest and capital gains derived by the Portfolio are not subject to taxes in that jurisdiction.

2.  TRANSACTIONS WITH AFFILIATES.

        (A) Investment Management: Republic National Bank of New York ("Republic" or the "Manager") is the investment manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the investment manager receives no compensation from the Portfolio.

        (B) Sub-Advisery: Miller Anderson & Sherrerd (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.375% of net assets up to $50 million, 0.25% of net assets over $50 million up to $95 million, $300,000 when net assets are over $95 million and less than $150 million, 0.20% of net assets over $150 million up to $250 million, and 0.15% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the period from January 9, 1995 to October 31, 1995, MAS's fees for these services aggregated $53,963.

        (C) Administration: Pursuant to an Administrative Services Agreement, Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provides the Portfolio with general office facilities, and supervises the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Portfolio. For its services to the Portfolio, Signature (Cayman) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets. For the period from January 9, 1995 to October 31, 1995, Signature (Cayman)'s fee for these services aggregated $7,195.

        (D) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Portfolio. For its services to the Portfolio, Signature receives fees payable monthly equal on an annual basis to $40,000. For the period from January 9, 1995 to October 31, 1995, SFSI's fee for these services aggregated $32,438, of which $10,115 was waived.

        (E) Reimbursement and Waiver of Expenses: The Manager and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses during the period January 9, 1995 through October 31, 1995. At October 31, 1995, expenses of the Portfolio were voluntarily limited to no more than 0.46% of the average daily net assets on an annualized basis. For the period ended October 31, 1995, the Manager and SFSI waived fees and reimbursed expenses aggregating $77,292.

        (F) Trustees' Fees: The fees and expenses of the Trustees amounted to $6,648 for the period January 9, 1995 to October 31, 1995.

3. INVESTMENT TRANSACTIONS. Investment transactions (excluding short-term investments) for the fiscal period from January 9, 1995 to October 31, 1995 were as follows:

                                                                          COST OF           PROCEEDS
                                                                         PURCHASES         FROM SALES
                                                                         ---------         ----------
      US Government and Agency Obligations .......................      $45,156,378        $33,793,553
      Corporate and Collateralized Obligations ...................       13,707,475          1,385,634
                                                                        -----------        -----------
                                                                        $58,863,853        $35,179,187
                                                                        -----------        -----------

    INDEPENDENT AUDITOR'S REPORT

    To Owners of Beneficial Interest of Republic Fixed Income Portfolio and the Board of Trustees of Republic Portfolios:

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Republic Fixed Income Portfolio (the "Portfolio", one of the series comprising the Republic Portfolios, the "Portfolio Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Fixed Income Portfolio, a Portfolio of Republic Portfolios, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ Ernst & Young

December 8, 1995
Grand Cayman, Cayman Islands

REPUBLIC
FIXED INCOME
FUND.

INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER
Miller Anderson & Sherrerd, L.L.P.
One Tower Bridge
West Conshohocken, PA 19428-2899

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183

REPUBLIC
FIXED INCOME
FUND.

ANNUAL REPORT
OCTOBER 31, 1995